Pledged Assets [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Assets Mortgaged Pledged Or Otherwise Subject To Lien [Table Text Block]

September 30, 2014
(in millions)
Trading account securities	¥11,749,717
Investment securities	7,414,162
Loans	8,978,673
Other	104,972

Total	¥28,247,524

Pledged Assets Classified By Type Of Liabilities [Table Text Block]

September 30, 2014
(in millions)
Deposits	¥528,557
Call money and funds purchased	716,755
Payables under repurchase agreements and securities lending transactions	15,052,147
Other short-term borrowings and long-term debt	11,753,516
Other	196,549

Total	¥28,247,524